Annual Fund Operating Expenses - Grant Park Multi Alternative Strategies Fund	Jan. 27, 2026
Grant Park Multi Alternative Strategies Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.18%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.07%	[1]
Expenses (as a percentage of Assets)	1.83%
Grant Park Multi Alternative Strategies Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.18%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.07%	[1]
Expenses (as a percentage of Assets)	2.58%
Grant Park Multi Alternative Strategies Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.07%	[1]
Expenses (as a percentage of Assets)	1.58%
Grant Park Multi Alternative Strategies Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.18%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.07%	[1]
Expenses (as a percentage of Assets)	1.83%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the consolidated financial statements include only the direct operating expenses incurred by the Fund.